SCHEDULE OF RELATED PARTY TRANSACTIONS (Details)		12 Months Ended
		Mar. 31, 2024 HKD ($)		Mar. 31, 2024 USD ($)		Mar. 31, 2023 HKD ($)		Mar. 31, 2022 HKD ($)		Mar. 31, 2024 USD ($)
Related Party Transaction [Line Items]
Cost of revenue		$ 6,781,686		$ 869,447		$ 7,859,107		$ 7,407,541
Ranger Advisory Co. Limited (“Ranger”) [Member]
Related Party Transaction [Line Items]
Accounts payable	[1]					205,767
Cost of revenue	[2]							2,973,970
Kingsley Cheng [Member]
Related Party Transaction [Line Items]
Due to directors						501,797					[1]
Claire Luk [Member]
Related Party Transaction [Line Items]
Due to directors		1,269,266				58,500				$ 162,726	[1]
B.I. Appraisals Limited (the “B.I. Appraisals”) [Member]
Related Party Transaction [Line Items]
Revenue								86,000
Roma Appraisals Limited (the “RAL”) [Member]
Related Party Transaction [Line Items]
Management fee					[1]			4,851,764
Project P Enterprise Limited (the “Project P”) [Member]
Related Party Transaction [Line Items]
Management fee			[1]				[1]	60,302	[1]
KLS Consultants Limited (the “KLS”) [Member]
Related Party Transaction [Line Items]
Management fee							[1]	$ 83,783	[1]

[1]	RAL, Project P and KLS were no longer related parties of the Company after the reorganization in July 2022.
[2]	Mr. Cheng resigned as a director of the Company on April 6, 2023. As a result, Ranger ceased to be related party since April 6, 2023.